Other financing liability	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Other financing liability	Other financing liability
In March 2023, the Company entered into a MoA to sell MV Efrossini to an unaffiliated third party at a gross sale price of $22,500 and charter her back for a period of ten to fourteen months at a gross daily charter rate of $16,050. The sale was consummated in July 2023, when the vessel was delivered to her new owners, renamed MV Arethousa, and immediately taken back on charter by the Company.

The transaction was assessed according to ASC 842-40 and ASC 606-10, and it was concluded that the transfer of the asset was a sale, and that the sale was not at fair value since the net sale price was greater than the fair value of the asset at the time the sale was consummated. The difference between the net sale price and the fair value of MV Efrossini at the time the sale was consummated amounting to $1,800 was recognized as other financing liability, amortized over the period of the lease, at each lease payment date, by an amount equal to the portion of the hire payments allocated to that liability. Furthermore, in accordance with ASC 842-20, as the non-cancelling lease term was less than 12 months the Company accounted for the transaction as a short term lease and did not recognize a right-of-use asset or a corresponding lease liability, instead the lease payments are recognized as an operating expense on a straight-line basis over the period of the lease. In July 2024 the Company extended the lease agreement for a new period of five to seven months at a gross daily charter hire rate of $15,500. In October 2024, the Company further extended the lease agreement for a new period of four to six months, at a gross daily charter hire rate of $13,750 for the minimum period of four months and $15,500 thereafter. The extensions were assessed according to ASC 842-20 and the Company accounted them as short term leases and did not recognize a right-of-use asset or a corresponding lease liability, instead the lease payments are recognized as an operating expense on a straight-line basis over the period of the lease.

Other financing liability of $748 as of December 31, 2023 represents the outstanding balance of the reduction of the sale price plus interest accrued, net of the portion of the hire payments allocated to the financing liability, which was fully amortized over the original period of the lease, during the year ended December 31, 2024.